Derivative Financial Instruments Income and AOCI Effects (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jul. 01, 2012 Interest Rate Contract [Member]	Sep. 30, 2013 Interest Rate Contract [Member]	Sep. 30, 2013 Commodity Contract [Member]	Jul. 01, 2012 Commodity Contract [Member]	Sep. 30, 2013 Commodity Contract [Member]	Sep. 30, 2013 Cost of Goods, Total [Member] Foreign Exchange Contract [Member]	Jul. 01, 2012 Cost of Goods, Total [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Cost of Goods, Total [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Cost of Goods, Total [Member] Commodity Contract [Member]	Jul. 01, 2012 Cost of Goods, Total [Member] Commodity Contract [Member]	Sep. 30, 2013 Cost of Goods, Total [Member] Commodity Contract [Member]	Sep. 30, 2013 Interest Expense [Member] Interest Rate Contract [Member]	Sep. 30, 2011 Interest Expense [Member] Interest Rate Contract [Member]	Sep. 30, 2013 Sales Revenue, Goods, Net [Member] Foreign Exchange Contract [Member]	Jul. 01, 2012 Sales Revenue, Goods, Net [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Sales Revenue, Goods, Net [Member] Foreign Exchange Contract [Member]	Sep. 30, 2013 Fair Value Hedging [Member] Cost of Sales [Member] Commodity Contract [Member]	Sep. 30, 2012 Fair Value Hedging [Member] Cost of Sales [Member] Commodity Contract [Member]	Sep. 30, 2013 Fair Value Hedging [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Sep. 30, 2012 Fair Value Hedging [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Fair Value Hedging [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Fair Value Hedging [Member] Other Expense [Member] Commodity Contract [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Loss																				$ (55)	$ 0				$ 0
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion				(88)		(2,615)	(1,750)			(3,667)	(3,506)							(487)
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion										(12,384)	(611)	(632)		(1,148)	(864)	(3,319)		(131)	(474)
Derivative Instruments, Gain Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing									0		0	(39)		94	0	(205)	0		0
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion					15			1,606	(282)								884		61
Derivative Instruments, Gain Reclassified from Accumulated OCI into Income, Effective Portion									632				2,617				920
Derivative Instruments, Loss Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing										0			(47)					0
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	(2,013)	(1,824)	(5,992)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	920	(3,097)	(13,217)
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	(39)	94	(252)
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments																						(3,597)	5,916	(5,052)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (3,652)	$ 5,916	$ (5,052)